Warrant Liability - Additional Information (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Nov. 25, 2020 CAD ($) shares	Nov. 03, 2020 CAD ($)	Nov. 03, 2020 $ / shares	Apr. 23, 2019 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($)	Feb. 22, 2019 CAD ($) CreditFacility $ / shares shares	Apr. 23, 2019 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Feb. 15, 2022 $ / shares shares	Mar. 20, 2019	Dec. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number of warrants issued | shares	7,894,734							7,894,734
Warrants expiration date	November 3, 2025
Warrants exercise price per share | $ / shares			$ 5.50
Warrant description								Each warrant can be exercised to acquire one common share at an exercise price initially set at USD 5.50 and that can be reduced if equity financings are completed at a lower price before its expiry.
Fair value of warrants issued	$ 2,227	$ 10,263
Transaction cost on warrant liability		$ 709
Fair value of warrant liability								$ 1,754	$ 11,640				$ 157
Change in fair value of warrant liability						$ 218		9,886	850
Date of warrants issued to long term debt										on or before March 20, 2019
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis												19.99%
Increase (decrease) in fair value of warrants					$ 11	$ 1,137	$ (1,369)
Number of tranches under credit facility | CreditFacility						2
Credit facility								38,311	40,532	$ 8,834
Estimated fair value of warrants				$ 153
Warrant liability classified as equity				$ 153			$ 153
Warrants Held by SALP
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number Of Warrants Cancelled | shares				168,735			168,735				168,735
Warrants cancelled exercise price per share | $ / shares				$ 15.21			$ 15.21				$ 15.21
Fourth Loan Agreement
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Maximum exercise price of preferred share | $ / shares						$ 1,000.00
Minimum exercise price of preferred share | $ / shares						$ 156.36
Number of warrant shares issued | shares						19,402
Price of per preferred share | $ / shares						$ 156.36
Preferred share expiration date						Feb. 22, 2027
Fourth Loan Agreement | Tranche One
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Date of credit facility drawn						Feb. 22, 2019
Credit facility						$ 10,000
Fourth Loan Agreement | Tranche Two
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Date of credit facility drawn						Mar. 22, 2019
Credit facility						$ 5,000
S A L P
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Fair value of warrant liability								$ 877	$ 5,820